Cover Page Cover Page	Nov. 05, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	SUMISHO AIR LEASE CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35121
Entity Tax Identification Number	27-1840403
Entity Address, Address Line One	2000 Avenue of the Stars,
Entity Address, Address Line Two	Suite 1000N
Entity Address, City or Town	Los Angeles,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	310
Local Phone Number	553-0555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001487712
Amendment Flag	false